BNY Mellon Large Cap Equity Fund
SCHEDULE OF INVESTMENTS
March 31, 2026 (Unaudited)

Description	Shares	Value ($)
Equity Securities - Common Stocks — 96.4%
Automobiles & Components — .5%
Ford Motor Co.	56,270	649,356
Banks — 4.7%
Citigroup, Inc.	6,035	684,429
Fifth Third Bancorp	40,153	1,865,508
First Horizon Corp.	56,270	1,280,705
JPMorgan Chase & Co.	8,141	2,394,757
		6,225,399
Capital Goods — 9.2%
AMETEK, Inc.	6,507	1,394,841
Axon Enterprise, Inc.(a)	1,509	640,857
Carlisle Companies, Inc.	1,666	555,811
Dover Corp.	5,030	1,048,504
Emerson Electric Co.	7,356	963,783
GE Vernova, Inc.	1,069	933,130
Howmet Aerospace, Inc.	5,407	1,246,097
Hubbell, Inc.	4,590	2,252,497
L3Harris Technologies, Inc.	6,036	2,083,325
Trane Technologies PLC	2,514	1,047,684
		12,166,529
Commercial & Professional Services — .5%
Veralto Corp.	7,544	667,040
Consumer Discretionary Distribution & Retail — 4.9%
Amazon.com, Inc.(a)	27,569	5,741,796
Chewy, Inc., Cl. A(a)	25,149	679,023
		6,420,819
Consumer Durables & Apparel — 1.0%
Deckers Outdoor Corp.(a)	7,073	707,937
Ralph Lauren Corp.	1,792	616,430
		1,324,367
Consumer Services — .8%
Las Vegas Sands Corp.	19,491	1,050,175
Consumer Staples Distribution & Retail — .6%
Casey’s General Stores, Inc.	1,131	823,210
Energy — 5.8%
Diamondback Energy, Inc.	5,658	1,119,096
EQT Corp.	21,691	1,380,415
Exxon Mobil Corp.	14,555	2,469,401
Marathon Petroleum Corp.	3,647	890,525
Phillips 66	5,187	944,968
SLB Ltd.	16,347	840,072
		7,644,477
Financial Services — 5.2%
Berkshire Hathaway, Inc., Cl. B(a)	4,590	2,199,528
Capital One Financial Corp.	4,024	734,098
CME Group, Inc.	3,113	919,425
Mastercard, Inc., Cl. A	1,509	753,987
The Charles Schwab Corp.	10,060	945,439

SCHEDULE OF INVESTMENTS (Unaudited) (continued)

Description	Shares	Value ($)
Equity Securities - Common Stocks — 96.4% (continued)
Financial Services — 5.2% (continued)
The Goldman Sachs Group, Inc.	786	664,948
Voya Financial, Inc.	9,745	665,778
		6,883,203
Health Care Equipment & Services — 3.6%
Alcon AG	12,260	923,791
Elevance Health, Inc.	2,735	800,671
IDEXX Laboratories, Inc.(a)	974	547,281
Medtronic PLC	13,738	1,190,398
UnitedHealth Group, Inc.	4,967	1,344,020
		4,806,161
Household & Personal Products — 1.4%
Colgate-Palmolive Co.	12,574	1,071,682
The Estee Lauder Companies, Inc., Cl. A	11,128	798,657
		1,870,339
Insurance — 4.0%
American International Group, Inc.	7,230	544,057
Aon PLC, Cl. A	2,609	842,133
Assurant, Inc.	6,318	1,376,124
Chubb Ltd.	4,904	1,598,361
Old Republic International Corp.	22,319	890,528
		5,251,203
Materials — 2.6%
CRH PLC	7,324	769,899
Freeport-McMoRan, Inc.	21,590	1,269,060
International Paper Co.	17,290	617,253
Newmont Corp.	6,538	707,739
		3,363,951
Media & Entertainment — 10.4%
Alphabet, Inc., Cl. A	25,848	7,432,851
Meta Platforms, Inc., Cl. A	4,275	2,445,856
Netflix, Inc.(a)	9,745	936,982
Omnicom Group, Inc.	12,260	923,300
Spotify Technology SA(a)	1,477	716,212
The Walt Disney Company	12,668	1,220,942
		13,676,143
Pharmaceuticals, Biotechnology & Life Sciences — 7.4%
Bristol-Myers Squibb Co.	12,260	743,569
Gilead Sciences, Inc.	11,474	1,599,131
Illumina, Inc.(a)	4,904	604,467
Johnson & Johnson	13,454	3,288,696
Pfizer, Inc.	30,807	865,061
Repligen Corp.(a),(b)	4,873	574,137
Thermo Fisher Scientific, Inc.	4,087	2,008,883
		9,683,944
Semiconductors & Semiconductor Equipment — 13.6%
Advanced Micro Devices, Inc.(a)	3,301	671,522
Applied Materials, Inc.	3,773	1,289,574
Broadcom, Inc.	8,520	2,637,025
NVIDIA Corp.	67,807	11,825,541
Texas Instruments, Inc.	7,387	1,434,112
		17,857,774

Description	Shares	Value ($)
Equity Securities - Common Stocks — 96.4% (continued)
Software & Services — 8.3%
Bentley Systems, Inc., Cl. B(b)	16,032	563,044
Dolby Laboratories, Inc., Cl. A(b)	11,317	679,699
Microsoft Corp.	19,585	7,249,779
ServiceNow, Inc.(a)	6,287	657,306
Shopify, Inc., Cl. A(a)	4,338	514,573
Synopsys, Inc.(a)	3,333	1,321,468
		10,985,869
Technology Hardware & Equipment — 7.6%
Apple, Inc.	28,198	7,156,371
Cisco Systems, Inc.	30,336	2,353,770
Western Digital Corp.	1,723	466,054
		9,976,195
Telecommunication Services — 1.0%
AT&T, Inc.	45,528	1,319,857
Transportation — 1.6%
CSX Corp.	27,349	1,122,677
Delta Air Lines, Inc.	14,461	961,367
		2,084,044
Utilities — 1.7%
Constellation Energy Corp.	3,867	1,079,859
Dominion Energy, Inc.	17,918	1,107,691
		2,187,550
Total Equity Securities - Common Stocks (cost $78,436,376)		126,917,605

	1-Day Yield (%)
Investment Companies — 3.7%
Registered Investment Companies — 3.7%
Dreyfus Institutional Preferred Government Plus Money Market Fund, Institutional Shares(c) (cost $4,802,737)	3.72	4,802,737	4,802,737
Total Investments (cost $83,239,113)		100.1%	131,720,342
Liabilities, Less Cash and Receivables		(.1%)	(96,896)
Net Assets		100.0%	131,623,446

(a)	Non-income producing security.
(b)
Security, or portion thereof, on loan. At March 31, 2026, the value of the fund’s securities on loan was $1,585,292 and the value of the collateral was
$1,583,995, consisting of U.S. Government & Agency securities. In addition, the value of collateral may include pending sales that are also on loan.

(c)	Investment in affiliated issuer. The investment objective of this investment company is publicly available and can be found within the investment company’s prospectus.
See notes to schedule of investments.

Schedule of Investments
BNY Mellon Large Cap Equity Fund
March 31, 2026 (Unaudited)
The following is a summary of the inputs used as of March 31, 2026 in valuing the fund’s investments:
	Level 1 - Unadjusted Quoted Prices	Level 2- Other Significant Observable Inputs	Level 3- Significant Unobservable Inputs	Total
Assets ($)
Investments in Securities:†
Equity Securities - Common Stocks	126,917,605	—	—	126,917,605
Investment Companies	4,802,737	—	—	4,802,737
	131,720,342	—	—	131,720,342

†	See Schedule of Investments for additional detailed categorizations, if any.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund is an investment company and applies the accounting and reporting guidance of the FASB ASC Topic 946 Financial Services-Investment Companies. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.
The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).
Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.
Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:
Level 1—unadjusted quoted prices in active markets for identical investments.
Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).
Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:
Equity investments generally are valued at the last sale price on the day of valuation on the securities exchange or national securities market on which such securities primarily are traded. Securities listed on Nasdaq markets generally will be valued at the official closing price. If there are no transactions in a security, or no official closing prices for a Nasdaq market-listed security on that day, the security will be valued at the average of the most recent bid and asked prices. Bid price is used when no asked price is available. Open short positions for which there is no sale price on a given day are valued at the lowest asked price. Investments in other open-end investment companies are valued at their reported net asset values (“NAVs”) each day. All of the preceding securities are generally categorized within Level 1 of the fair value hierarchy.
Fair value of foreign equity securities may be determined with the assistance of a pricing service using correlations between the movement of prices of foreign securities and indexes of domestic securities and other appropriate indicators, such as closing market prices of relevant American Depositary Receipts and futures contracts. The valuation of a security based on this fair value process may differ from the security’s most recent closing price and from the prices used by other mutual funds to calculate their NAVs. Foreign securities held by a fund may trade on days when the fund does not calculate its NAV and thus may affect the fund’s NAV on days when investors will not be able to purchase or sell (redeem) fund shares. Utilizing these techniques may result in transfers between Level 1 and Level 2 of the fair value hierarchy.
Restricted securities, as well as securities or other assets for which recent market quotations or official closing prices are not readily available or are determined not to reflect accurately fair value (such as when the value of a security has been materially affected by events occurring after the close of the exchange or market on which the security is principally traded, but before the fund calculates its NAV), or which are not valued by the Service, are valued at fair value as determined in good faith based on procedures approved by the Company’s Board of Directors (the “Board”). Fair value of investments is determined by the Adviser, as the fund’s valuation designee pursuant to Rule 2a-5 under the Act, using such information as it deems appropriate under the circumstances. The factors that may be considered when fair valuing a security include fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. Using fair value to price investments may result in a value that is different from a security’s most recent closing price and from the prices used by other mutual funds to calculate their NAVs. These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.
Pursuant to a securities lending agreement with BNY, the fund may lend securities to qualified institutions. It is the fund’s policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral equivalent to at least 100% of the market value of securities on loan is maintained at all times. Collateral is either in the form of cash, which can be invested in certain money market mutual funds managed by the Adviser, or U.S. Government and Agency securities. The securities on loan, if any, are also disclosed in the fund’s Schedule of Investments. The fund is entitled to receive all dividends, interest and distributions on securities loaned, in addition to income earned as a result of the lending transaction. Should a borrower fail to return the securities in a timely manner, BNY is required to replace the securities for the benefit of the fund or credit the fund with the market value of the unreturned securities and is subrogated to the fund’s rights against the borrower and the collateral. Additionally, the contractual maturity of security lending transactions are on an overnight and continuous basis.
At March 31, 2026, accumulated net unrealized appreciation on investments was $48,481,229, consisting of $51,967,424 gross unrealized appreciation and $3,486,195 gross unrealized depreciation.
At March 31, 2026, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Schedule of Investments).
Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the SEC on Form N-CSR.